Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Net Operating Loss	$ (98,821)	$ (2,767)	$ (227,856)	$ (10,764)	$ (20,874)	$ (15,564)
Total Net Operating Loss					110,797
March 31, 2033 [Member]
Net Operating Loss					555
March 31, 2034 [Member]
Net Operating Loss					50,947
March 31, 2035 [Member]
Net Operating Loss					22,438
March 31, 2036 [Member]
Net Operating Loss					15,564
March 31, 2037 [Member]
Net Operating Loss					$ 21,293